EXPLORATION AND EVALUATION INTERESTS - Expenses (Details) - CAD ($)			12 Months Ended
	Oct. 14, 2021	Oct. 16, 2018	Dec. 31, 2022	Dec. 31, 2021
Exploration And Evaluation Interests [Line Items]
Claim renewals and permits			$ 957,000	$ 562,000
Fieldwork, camp support			17,985,000	21,879,000
Camp and safety			2,986,000	6,256,000
Transportation and logistics			5,192,000	9,524,000
Equipment rental			3,287,000	10,516,000
Assays, analysis and storage			4,069,000	4,884,000
Community relations			18,000	82,000
Drilling			14,812,000	17,558,000
Environmental studies			8,569,000	6,289,000
Geology, geophysics, and geochemical			18,200,000	14,759,000
Fuel			3,991,000	3,625,000
Helicopter			5,401,000	7,578,000
Electrical			403,000	1,693,000
Metallurgy			676,000	1,007,000
Amortization			1,623,000	1,695,000
Accretion			63,000	68,000
Share-based payments			3,584,000	3,158,000
METC and government sales tax recovery			(214,000)	(3,681,000)
Total exploration and evaluation expenses	$ 100,000,000		91,602,000	107,452,000
Eskay
Exploration And Evaluation Interests [Line Items]
Claim renewals and permits			900,000	476,000
Fieldwork, camp support			17,746,000	17,366,000
Camp and safety			2,985,000	5,652,000
Transportation and logistics			4,081,000	6,746,000
Equipment rental			3,272,000	9,591,000
Assays, analysis and storage			3,728,000	3,977,000
Community relations				82,000
Drilling			13,131,000	10,517,000
Environmental studies			8,515,000	5,522,000
Geology, geophysics, and geochemical			17,909,000	12,927,000
Fuel			3,707,000	2,704,000
Helicopter			4,441,000	3,584,000
Electrical			403,000	1,065,000
Metallurgy			676,000	996,000
Amortization			1,623,000	1,695,000
Accretion			63,000	68,000
Share-based payments			3,584,000	2,098,000
METC and government sales tax recovery			36,000	(3,681,000)
Total exploration and evaluation expenses			86,800,000	81,385,000
Red Chris
Exploration And Evaluation Interests [Line Items]
Geology, geophysics, and geochemical			49,000
Total exploration and evaluation expenses			49,000
Snip
Exploration And Evaluation Interests [Line Items]
Claim renewals and permits			57,000	86,000
Fieldwork, camp support			104,000	4,513,000
Camp and safety				604,000
Transportation and logistics				2,778,000
Equipment rental			3,000	925,000
Assays, analysis and storage			239,000	907,000
Drilling				7,041,000
Environmental studies			54,000	767,000
Geology, geophysics, and geochemical			18,000	1,832,000
Fuel				921,000
Helicopter				3,994,000
Electrical				628,000
Metallurgy				11,000
Share-based payments				1,060,000
Total exploration and evaluation expenses		$ 7,500,000	475,000	$ 26,067,000
Sofia
Exploration And Evaluation Interests [Line Items]
Fieldwork, camp support			135,000
Camp and safety			1,000
Transportation and logistics			1,111,000
Equipment rental			12,000
Assays, analysis and storage			102,000
Community relations			18,000
Drilling			1,681,000
Geology, geophysics, and geochemical			224,000
Fuel			284,000
Helicopter			960,000
METC and government sales tax recovery			(250,000)
Total exploration and evaluation expenses			$ 4,278,000